Remaining Unsatisfied Performance Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of remaining unsatisfied performance obligations

(Amounts in thousands)	Backlog
Balance: December 31, 2019	$2,283,716
New contracts, change orders, and adjustments	1,641,629
Gross backlog	3,925,345
Less: contract revenue recognized in 2020	(1,027,964)
Balance: December 31, 2020	$2,897,381
New contracts, change orders, and adjustments	592,393
Gross backlog	3,489,774
Less: contract revenue recognized in 2021	(1,271,201)
Balance December 31, 2021	$2,218,573